May 4, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Prudential Discovery Premier Group Variable Contract Account
Registration Statement File No.: 333-95637

Commissioners:

Pursuant to Rule 497( j ) under the Securities Act of 1933, the Prudential Insurance Company of America, on behalf of the Prudential Discovery Premier Group Variable Contract Account (the “Account”), hereby certifies : (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497( c ) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ Adam Scaramella

Adam Scaramella

Vice President and Corporate Counsel